Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Aug. 13, 2012
Document And Entity Information
Entity Registrant Name	CPS TECHNOLOGIES CORP/DE/
Entity Central Index Key	0000814676
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-29
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 12,200,000
Entity Common Stock, Shares Outstanding		12,891,659
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 374,328	$ 1,142,429
Accounts receivable-trade, net of allowance for doubtful accounts and sales returns of $40,000 and $10,000 at June 30, 2012 and December 31, 2011, repsectively	1,749,711	3,112,960
Inventories	3,360,415	3,138,617
Prepaid expenses and other current assets	110,632	152,444
Deferred taxes		287,056
Total current assets	5,595,086	7,833,506
Property and equipment:
Production equipment	7,276,295	7,128,202
Furniture and office equipment	353,780	353,781
Leasehold improvements	735,099	735,099
Total property and equipment cost	8,365,174	8,217,082
Accumulated depreciation and amortization	(6,552,232)	(6,154,193)
Construction in progress	292,923	244,156
Net property and equipment	2,105,865	2,307,045
Deferred taxes, non-current portion	2,079,817	1,193,761
Total assets	9,780,768	11,334,312
Current liabilities:
Accounts payable	980,866	1,463,997
Accrued expenses	512,391	660,031
Current portion of obligations under capital leases	142,348	208,504
Total current liabilities	1,635,605	2,332,532
Obligations under capital leases less current portion	127,751	199,738
Total liabilities	1,763,356	2,532,270
Stockholders` equity:
Common stock, $0.01 par value, authorized 15,000,000 shares; issued 12,927,942 and 12,865,659 shares; at June 30, 2012 and December 31, 2011, respectively	129,279	129,220
Additional paid-in capital	33,692,266	33,569,896
Accumulated deficit	(25,669,818)	(24,762,759)
Less cost of 56,283 common shares repurchased	(134,315)	(134,315)
Total stockholders` equity	8,017,412	8,802,042
Total liabilities and stockholders' equity	$ 9,780,768	$ 11,334,312

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common Stock, authorized shares	150,000,000	150,000,000
Common Stock, issued shares	12,924,942	12,921,942
Common Stock, outstanding shares	12,891,659	12,865,659
Common Stock, par value	$ 0.01	$ 0.01

Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011
Income Statement [Abstract]
Product sales	$ 3,529,672	$ 4,292,369	$ 6,872,325	$ 9,340,227
Research and development under cooperative agreement	98,593	549,391	310,716	1,341,878
Total revenues	3,628,265	4,841,760	7,183,041	10,682,105
Cost of product sales	3,352,442	3,380,055	6,758,017	7,599,920
Cost of research and development under cooperative agreement	82,844	502,289	265,885	1,266,709
Gross Margin	192,979	959,416	159,139	1,815,476
Selling, general, and administrative	845,009	927,068	1,653,732	1,744,014
Operating income (loss)	(652,030)	32,348	(1,494,593)	71,462
Other expense, net	(5,694)	(8,065)	(11,466)	(17,736)
Income (loss) before income tax	(657,724)	24,283	(1,506,059)	53,726
Income tax provision (benefit)	(285,000)	11,100	(599,000)	24,400
Net income (loss)	$ (372,724)	$ 13,183	$ (907,059)	$ 29,326
Net income (loss) per basic common share	$ (0.03)	$ 0	$ (0.07)	$ 0
Weighted average number of basic common shares outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Net income (loss) per diluted common share	$ (0.03)	$ 0	$ (0.07)	$ 0
Weighted average number of diluted common shares outstanding	12,869,483	13,229,112	12,867,571	13,204,616

Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jul. 02, 2011
Cash flows from operating activities:
Net income (loss)	$ (907,059)	$ 29,326
Adjustments to reconcile net income (loss) to cash provided by operating
Depreciation and amortization	398,039	363,874
Share-based compensation	113,251	112,491
Deferred taxes	(599,000)	14,200
Excess tax benefit from stock options exercised		(32,050)
Accounts receivable-trade	1,363,249	89,036
Inventories	(221,798)	(528,120)
Prepaid expenses and other current assets	41,812	(45,970)
Accounts payable	(483,131)	133,531
Accrued expenses	(147,640)	(291,637)
Net cash used in operating activities	(442,277)	(155,319)
Cash flows from investing activities:
Purchases of property and equipment	(196,859)	(316,795)
Net cash used by investing activities	(196,859)	(316,795)
Cash flows from financing activities:
Payment of capital lease obligations	(138,143)	(138,210)
Excess tax benefit from stock options exercised		32,050
Proceeds from issuance of common stock	9,178	35,274
Net cash provided (used) by financing activities	(128,965)	(70,886)
Net decrease in cash and cash equivalents	(768,101)	(543,000)
Cash and cash equivalents at beginning of period	1,142,429	1,803,222
Cash and cash equivalents at end of period	374,328	1,260,222
Supplemental cash flow information:
Cash paid for taxes		76,500
Interest paid	$ 11,466	$ 17,736

Nature of Business	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

(1) Nature of Business

CPS Technologies Corporation (the “Company” or “CPS”) provides advanced material solutions to the electronics, power generation, automotive and other industries. The Company`s primary advanced material solution is metal-matrix composites which are a combination of metal and ceramic.

CPS also assembles housings and packages for hybrid circuits. These housings and packages may include components made of metal-matrix composites or they may include components made of more traditional materials such as aluminum, copper-tungsten, etc.

In 2008 the Company also entered into a cooperative agreement with the U.S. Army to further develop its composite technology to produce armor.

Interim Financial Statements	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Interim Financial Statements

(2) Interim Financial Statements

As permitted by the rules of the Securities and Exchange Commission applicable to quarterly reports on Form 10-Q, these notes are condensed and do not contain all disclosures required by generally accepted accounting principles.

The accompanying financial statements are unaudited. In the opinion of management, the unaudited financial statements of CPS reflect all normal recurring adjustments which are necessary to present fairly the financial position and results of operations for such periods.

The Company`s balance sheet at December 31, 2011 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. Certain items in the 2011 financial statements have been reclassified to conform with the 2012 presentation.

For further information, refer to the financial statements and footnotes thereto included CPS`s Annual Report on Form 10-K for the year ended December 31, 2011.

The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.

The Company’s second fiscal quarter end is the Saturday closest to June 30th, which could result in a 13 or 14 week fiscal quarter. The second quarters for fiscal 2011 and 2012 each consisted of 13 weeks.

NetIncome (Loss) Per Common and Common Equivalent Share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
NetIncome (Loss) Per Common and Common Equivalent Share

(3) Net Income (Loss) Per Common and Common Equivalent Share

Basic net income or net loss per common share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted net income per common share is calculated by dividing net income by the sum of the weighted average number of common shares plus additional common shares that would have been outstanding if potential dilutive common shares had been issued for granted stock option and stock purchase rights. Common stock equivalents are excluded from the diluted calculations when a net loss is incurred as they would be anti-dilutive.

The following table presents the calculation of both basic and diluted EPS:

	Fiscal Quarters Ended		Six Month Periods Ended
	June 30,	July 2,	June 30,	July 2,
	2012	2011	2012	2011
	------------	------------	------------	------------
Basic EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Basic EPS	$(0.03)	$0.00	$(0.07)	$0.00
Diluted EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Dilutive effect of stock options	—	490,722	—	478,448
Total Shares	12,869,483	13,229,112	12,867,571	13,204,616
Diluted EPS	$(0.03)	$0.00	$(0.07)	$0.00

Share-Based Payments	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments

(4) Share-Based Payments

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is recognized over the period during which an employee is required to provide services in exchange for the award, the requisite service period (usually the vesting period). The Company provides an estimate of forfeitures at initial grant date. Reductions in compensation expense associated with the forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted periodically based on actual forfeiture experience. The company uses the Black-Scholes option pricing model to determine the fair value of the stock options granted.

There were no shares granted under the 2009 Stock Incentive Plan (the “Plan”) during the quarters ended June 30, 2012 and July 2, 2011. During the three and six months ended June 30, 2012, the Company recognized $55,217 and $113,251, respectively, as shared-based compensation expense related to previously granted shared under the Plan. During the three and six months ended July 2, 2011, the Company recognized $61,595 and $112,491, respectively, as shared-based compensation expense related to previously granted shares under the Plan. During the three months ended June 30, 2012 the Company issued 6,000 shares as a result of option exercises. There were no option exercises during the quarter ended March 31, 2012. During the three and six months ended July 2, 2011 the Company issued 20,000 and 63,750 shares, respectively, as a result of option exercises.

Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories

(5) Inventories

Inventories consist of the following:

	June 30,	December 31,
	2012	2011

Raw materials	$297,996	$390,281
Work in process	1,645,513	1,686,966
Finished goods	1,416,906	1,061,370

Inventories	$3,360,415	$3,138,617

Accrued Expenses	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses

(6) Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
	2012	2011

Accrued legal and accounting	$56,366	$72,700
Accrued payroll	273,145	456,322
Accrued other	182,880	131,009

	$512,391	$660,031

Line of Credit and Equipment Lease Facility Agreement	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Line of Credit and Equipment Lease Facility Agreement

(7) Line of Credit and Equipment Lease Facility Agreements

In early May 2012 the Company increased its $1 million revolving line of credit (“LOC”) to $ 2 million and renewed it $ 1.25 million equipment finance facility (“Lease Line”) with Sovereign Bank.   Both agreements mature in May 2013.  The LOC is secured by the accounts receivable and other assets of the Company, has an interest rate of prime plus one percent (1%) and a one-year term. Under the terms of the LOC agreement, the Company is required to maintain its operating accounts with Sovereign Bank and the Company borrowing capacity is the lesser of the $2million LOC or its borrowing base. At June 30, 2012 the Company’s borrowing base was $836 thousand. The LOC and the Lease Line are cross defaulted and cross collateralized. The Company is also subject to certain financial covenants within the terms of the LOC that require the Company to maintain a targeted coverage ratio as well as targeted debt to equity and current ratios. At June 30, 2012, the Company was in compliance with existing covenants and there were no borrowings outstanding. At June 30, 2012, the Company had $270 thousand of capital equipment financed by the Sovereign equipment finance facility and $980 thousand available remaining on the Sovereign equipment finance facility.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes
[IncomeTaxDisclosureTextBlock]

(8) Income Taxes

At December 31, 2011, the Company had approximately $1,368,000 of net operating loss carryforwards available to offset future income for U.S. Federal income tax purpose.

The Company recorded a tax benefit of $227,000 and $467,000 for federal income taxes and a tax benefit of $58,000 and $132,000 for state income taxes during the three and six months ended June 30, 2012, respectively. The company recorded a tax provision of $6,700 and $15,100 for federal income taxes and a tax provision of $4,400 and $9,300 for state income taxes during the three and six months ended July 2, 2011, respectively.

The Company has a current and non-current deferred tax asset aggregating $2,079,817 and $1,480,817 on the Company`s balance sheet at June 30, 2012 and December 31, 2011, respectively. A valuation allowance is required to be established or maintained when it is "more likely than not" that all or a portion of deferred tax assets will not be realized. The Company believes that it will generate sufficient future taxable income to realize the tax benefits related to the remaining deferred tax assets and as such no valuation allowance has been provided against the deferred tax asset.

Commitment	6 Months Ended
Jun. 30, 2012
Commitment
[CommitmentsDisclosureTextBlock]

(9) Commitment

In February 2011, the Company entered into a one-year lease, with five options to renew for one year periods, for approximately 13,800 square feet of rentable space inside a larger building located at 79 Walton Street, Attleboro, Massachusetts. Monthly rent, which includes utilities, is $6,900. In February 2012, the Company exercised the first of the five one year renewal options.

As of June 30, 2012, production equipment included $293 thousand of construction in progress, and the Company had outstanding commitments to purchase $238 thousand of production equipment. The Company intends to finance production equipment in construction in progress and outstanding commitments under the lease agreement with a combination of accessing the Lease Line, cash balances and the borrowings under the LOC.

NetIncome (Loss) Per Common and Common Equivalent Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Calculation of Basic and Diluted EPS
	Fiscal Quarters Ended		Six Month Periods Ended
	June 30,	July 2,	June 30,	July 2,
	2012	2011	2012	2011
	------------	------------	------------	------------
Basic EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Basic EPS	$(0.03)	$0.00	$(0.07)	$0.00
Diluted EPS Computation:
Numerator:
Net income (loss)	$(372,724)	$13,183	$(907,059)	$29,326
Denominator:
Weighted average
Common shares
Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Dilutive effect of stock options	—	490,722	—	478,448
Total Shares	12,869,483	13,229,112	12,867,571	13,204,616
Diluted EPS	$(0.03)	$0.00	$(0.07)	$0.00

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
	June 30,	December 31,
	2012	2011

Raw materials	$297,996	$390,281
Work in process	1,645,513	1,686,966
Finished goods	1,416,906	1,061,370

Inventories	$3,360,415	$3,138,617

Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses
	June 30,	December 31,
	2012	2011

Accrued legal and accounting	$56,366	$72,700
Accrued payroll	273,145	456,322
Accrued other	182,880	131,009

	$512,391	$660,031

Inventories - Calculation of Basic and Diluted EPS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011
Notes to Financial Statements
Net income (loss)	$ (372,724)	$ 13,183	$ (907,059)	$ 29,326
Weighted average Common Shares Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Basic EPS	$ (0.03)	$ 0	$ (0.07)	$ 0
Diluted EPS Computation:
Net income (loss)	(372,724)	13,183	(907,059)	29,326
Weighted average Common Shares Outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Dilutive effect of stock options		$ 490,722		$ 478,448
Total Shares	12,869,483	13,229,112	12,867,571	13,204,616
Diluted EPS	$ (0.03)	$ 0	$ (0.07)	$ 0

Inventories - Inventories (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Raw materials	$297,996	$390,281
Work in process	1,645,513	1,686,966
Finished goods	1,416,906	1,061,370
Inventories	$ 3,360,415	$ 3,138,617

Accrued Expenses - Accrued Expenses (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jul. 02, 2011
Notes to Financial Statements
Accrued legal and accounting	$56,366		$72,700
Accrued payroll	273,145		456,322
Accrued other	182,880		131,009
Total Accrued Expenses	$ 512,391	$ 660,031	$ 660,031

Nature of Business (Details Narrative)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Nature of Business

(1) Nature of Business

CPS Technologies Corporation (the “Company” or “CPS”) provides advanced material solutions to the electronics, power generation, automotive and other industries. The Company`s primary advanced material solution is metal-matrix composites which are a combination of metal and ceramic.

CPS also assembles housings and packages for hybrid circuits. These housings and packages may include components made of metal-matrix composites or they may include components made of more traditional materials such as aluminum, copper-tungsten, etc.

In 2008 the Company also entered into a cooperative agreement with the U.S. Army to further develop its composite technology to produce armor.

Share-Based Payments (Details Narrative)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011
Notes to Financial Statements
Share-based Compensation Expense	$55,217	$61,595	$113,251	$112,491
Shares Issued	6,000	20,000	-	63,750